ANNUAL
            REPORT
September 30, 2001

                                 [LOGO OMITTED]
                                      PENN
                               CAPITAL MANAGEMENT

                               PENN CAPITAL FUNDS


                   -------------------------------------------
                   Penn Capital Strategic High Yield Bond Fund
                   -------------------------------------------

CONTENTS
--------------------------------------------------------------------------------

 2  Letter to Shareholders

 3  Management's Discussion of Performance

 5  Financial Statements

14  Notes to Financial Statements

18  Report of Independent Auditors

19  Notice to Shareholders

TURNER FUNDS
--------------------------------------------------------------------------------
     The Turner Funds offer a series of 22 no-load mutual funds to retail and institutional investors. The minimum initial investment in the Penn Capital Strategic High Yield Bond Fund is $100,000.
     Penn Capital Management Company, Inc., based in Cherry Hill, N.J., serves as the investment adviser to the Penn Capital Strategic High Yield Bond Fund. A separate investment firm manages the other mutual funds in the Turner Funds family. The firm, founded in 1987, invests more than $550 million in fixed-income and equity portfolios on behalf of individuals and institutions.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
     Shareholders receive annual and semiannual reports and monthly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312. Or they may write to Turner Funds, Box 219805, Kansas City, Missouri 64121-9805.

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

The Penn Capital Strategic High Yield Bond Fund seeks to maximize total return through high current income and, as a secondary objective, to produce above average capital appreciation. The Fund invests primarily in a diversified portfolio of high yield bonds and other high yield instruments.

The Fund commenced operations on February 27, 1998 and has total net assets of $14 million as of September 30, 2001. For the period October 1, 2000 through September 30, 2001, the Fund posted a total return of -23.66% compared to a -4.94% for the Credit Suisse First Boston High Yield Index.

I want to personally thank all of our shareholders for their continued support. Our aggressive strategy is one that has generally outperformed in favorable environments and has underperformed in unfavorable environments. Although our Fund was launched in the midst of an unfavorable high yield environment, Penn will stick to our aggressive strategy in order to reap the potential rewards during a market recovery. Penn will continue to rely upon its strong credit research capabilities, and are confident that our high yield investment style and experience will justify your decision to entrust your assets to us.


Sincerely,

/S/Richard A. Hocker

Richard A. Hocker
CHIEF INVESTMENT OFFICER
PENN CAPITAL MANAGEMENT COMPANY, INC.

MANAGEMENT'S DISCUSSION OF PERFORMANCE
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

MARKET REVIEW

Concern over rising defaults, an extended correction in the equity markets, and an overall deterioration of corporate fundamentals adversely impacted the high yield bond market for almost the entire year. Defaults continued to increase in 2001 as company fundamentals weakened and telecommunications companies were unable to access the capital market financing that they had relied upon heavily throughout the 1990's. These issues have led to the widest yield spreads between corporate bonds and treasuries in ten years. In our view, these wide spreads create tremendous opportunity for strong return potential.

OUR INVESTMENT APPROACH

The Fund's High Yield Style is a total return style emphasizing current income and capital appreciation. The Fund seeks securities that are undervalued due to market inefficiencies and equity like market rotation. The Fund divides a portfolio into core and non-core holdings. The core of the portfolio is managed to achieve consistent interest income while minimizing principal loss. This is done by investing in single B-rated cash pay securities. Diversification is a key tenet, with 1%-2% company positions taken.

The non-core portion of the portfolio is managed with the primary goal being to achieve above market returns via interest income and capital appreciation. This portion is managed with higher concentrations in undervalued issues in the middle tier, lower tier and special situation universe. Security selection is a key tenet, with 2%-5% company positions taken.

IN SUMMARY
High yield bonds currently offer their highest risk premium in 10 years. With the 10-year Treasury note offering 4% to 5% yields and the average high yield bond portfolio yielding 13%, many individuals, institutions and fund managers are looking to the high yield market as a way of gaining equity-like returns without the equity risk.

Due to its aggressive posture, the Fund has experienced underperformance vs. the Credit Suisse High Yield Bond Index over the last 12 months. Penn's underperformance was driven primarily by our NON-CORE, total return positions in zero-coupon bonds and convertible bond securities. As mentioned, these securities are what drives the outperformance in favorable environments. The key is that, over the long term, Penn Capital Management's high yield strategy is designed to outperform.

Within the CORE portion of your portfolio, Penn's portfolio team will continue to focus on stable, well-positioned B-rated companies that will survive an economic downturn. In times of economic and political uncertainty, market volatility is inevitable. This doesn't change the fact that we have tremendous confidence in the ability of our chosen companies to survive such a cycle and continue to pay their semi-annual coupons. Given their current prices, many of these bonds are yielding anywhere from 5%-15% more than their higher quality BB-rated cousins.

PENN CAPITAL FUNDS
September 30, 2001

COMPARISON OF CHANGE IN THE VALUE OF A $100,000 INVESTMENT IN THE PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND, VERSUS THE C.S. FIRST BOSTON HIGH YIELD INDEX*

                              [LINE GRAPH OMITTED]

            PENN CAPITAL STRATEGIC  C.S. FIRST BOSTON
             HIGH YIELD BOND FUND    HIGH YIELD INDEX
2/28/98            10,0000                10,0000
9/30/98             9,2779                 9,5515
9/30/99            10,0805                 9,9288
9/30/00            10,1369                10,1224
9/30/01             7,7385                 9,6224


   *These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. The inception date of the Penn Capital Strategic High Yield Bond Fund is February 27, 1998.

SCHEDULE OF INVESTMENTS                                       PENN CAPITAL FUNDS
September 30, 2001
                                       Face
PENN CAPITAL STRATEGIC                Amount     Value
HIGH YIELD BOND FUND                   (000)     (000)
--------------------------------------------------------------------------------
CORPORATE BONDS (79.6%)
AIRLINES (1.5%)
   Airtran Airways, Ser 99-1 (A)
     10.410%, 04/01/17               $ 233     $   186
   US Airways, Ser 93A2
      9.625%, 09/01/03                  20          21
                                               -------
                                                   207
                                               -------
APPLIANCES (0.9%)
   Salton (A)
     12.250%, 04/15/08                 150         121
                                               -------
AUTOMOTIVE & TRUCK PARTS (5.0%)
   Exide Technologies
     10.000%, 04/15/05                 310         212
   Exide Technologies (A), Cv
      2.900%, 12/15/05                 625         237
   Heafner Tire Group, Ser D
     10.000%, 05/15/08                 215         105
   Navistar International, Ser B
      8.000%, 02/01/08                 165         144
                                               -------
                                                   698
                                               -------
BROADCASTING, NEWSPAPERS
   & ADVERTISING (3.8%)
   Cumulus Media
     10.375%, 07/01/08                  80          76
   Lin Holdings (D)
     10.000%, 03/01/08                 200         134
   Muzak, LLC
      9.875%, 03/15/09                  85          74
   Sinclair Broadcast Group
     10.000%, 09/30/05                  65          62
   Sirius Satellite Radio
     14.500%, 05/15/09                 290         115
   Xm Satellite Radio Holdings
      7.750%, 03/01/06                 115          68
                                               -------
                                                   529
                                               -------

                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------------------------
CABLE (1.0%)
   Adelphia Communications,
     Ser B
      9.875%, 03/01/07               $  50       $  44
   Charter Commercial
     Holdings, LLC
      8.625%, 04/01/09                  75          67
   Scott Cable Communications,
     Ser B (B)
     16.000%, 07/18/02                 165          25
                                               -------
                                                   136
                                               -------
COSMETICS & TOILETRIES (1.3%)
   Chattem, Ser B
      8.875%, 04/01/08                  29          26
   Elizabeth Arden, Ser B
     11.750%, 02/01/11                 160         150
                                               -------
                                                   176
                                               -------
ELECTRONIC COMPONENTS (0.5%)
   Flextronics International
      9.875%, 07/01/10                  75          74
                                               -------
ENTERTAINMENT (7.3%)
   Aladdin Gaming, Ser B (D)
     13.500%, 03/01/10               1,485         223
   AMC Entertainment
      9.500%, 03/15/09                 190         167
   Argosy Gaming
     10.750%, 06/01/09                  80          85
   Autotote, Ser B
     12.500%, 08/15/10                  85          85
   Isle of Capri Casinos
      8.750%, 04/15/09                 145         129
   Mikohn Gaming (A)
     11.875%, 08/15/08                 120         113
   Mohegan Tribal Gaming
      8.750%, 01/01/09                  60          61
   Park Place Entertainment
      8.125%, 05/15/11                  50          46

SCHEDULE OF INVESTMENTS                                       PENN CAPITAL FUNDS
September 30, 2001

                                       Face
PENN CAPITAL STRATEGIC                Amount     Value
HIGH YIELD BOND FUND                   (000)     (000)
--------------------------------------------------------------------------------
ENTERTAINMENT (CONTINUED)
   Speedway Motorsports, Ser D
      8.500%, 08/15/07                $ 55     $    55
   Yanknets LLC (A)
     12.750%, 03/01/07                  55          57
                                               -------
                                                 1,021
                                               -------
ENVIRONMENTAL SERVICES (2.5%)
   Allied Waste of North America,
     Ser B
     10.000%, 08/01/09                  80          80
   Waste Management
      8.750%, 05/01/18                  80          83
      7.125%, 10/01/07                 175         185
                                               -------
                                                   348
                                               -------
FINANCIAL SERVICES (2.2%)
   Advanta Capital Trust, Ser B
      8.990%, 12/17/26                 110          74
   DVI
      9.875%, 02/01/04                 160         150
   Trump Castle Funding
     11.750%, 11/15/03                 105          83
                                               -------
                                                   307
                                               -------
FOOD, BEVERAGE & TOBACCO (3.8%)
   Chiquita Brands (B)
      9.625%, 01/15/04                 100          69
   Pantry
     10.250%, 10/15/07                 155         150
   Pilgrim's Pride
      9.625%, 09/15/11                 240         241
   Tom's Foods
     10.500%, 11/01/04                  95          72
                                               -------
                                                   532
                                               -------
FUNERAL SERVICES & RELATED ITEMS (4.0%)
   Service International
      6.000%, 12/15/05                 350         295
   Stewart Enterprises (A)
     10.750%, 07/01/08                 250         265
                                               -------
                                                   560
                                               -------

                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------------------------
HOME FURNISHINGS (0.4%)
   O'Sullivan Industries, Ser B
     13.375%, 10/15/09                $ 75     $    49
                                               -------
HOTELS & LODGING (2.9%)
   Ameristar Casinos
     10.750%, 02/15/09                  50          51
   Hollywood Casino of Shreveport
     13.000%, 08/01/06                 120         103
   Majestic Star, Ser B,  LLC
     10.875%, 07/01/06                  75          68
   Mandalay Resort Group, Ser B
     10.250%, 08/01/07                  50          46
   MGM Mirage
      9.750%, 06/01/07                 100          98
   Sun International Hotels (A)
      8.875%, 08/15/11                  50          43
                                               -------
                                                   409
                                               -------
INSURANCE (1.3%)
   Conseco
      9.000%, 10/15/06                 230         179
                                               -------
MACHINERY (0.3%)
   Grant Prideco (A)
      9.625%, 12/01/07                  40          37
                                               -------
MANUFACTURING (1.3%)
   Sun World International, Ser B
     11.250%, 04/15/04                 200         185
                                               -------
MEDICAL PRODUCTS & SERVICES (3.1%)
   Express Scripts
      9.625%, 06/15/09                 125         136
   Healthsouth (A)
      8.375%, 10/01/11                  50          51
   Pacificare Health Systems
      7.000%, 09/15/03                  60          48
   Team Health, Ser B
     12.000%, 03/15/09                 195         203
                                               -------
                                                   438
                                               -------

SCHEDULE OF INVESTMENTS                                       PENN CAPITAL FUNDS
September 30, 2001

                                       Face
PENN CAPITAL STRATEGIC                Amount     Value
HIGH YIELD BOND FUND                   (000)     (000)
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING (2.8%)
   Louisana Pacific
     10.875%, 11/15/08               $ 250     $   230
   Tekni-Plex, Ser B (A)
     12.750%, 06/15/10                  90          78
   Venture Holdings Trust, Ser B
      9.500%, 07/01/05                 135          86
                                               -------
                                                   394
                                               -------
OIL & GAS DRILLING (7.8%)
   Abraxas Petroleum, Ser A
     11.500%, 11/01/04                 115          92
   Houston Exploration, Ser B
      8.625%, 01/01/08                  80          78
   Key Energy Services, Ser B
     14.000%, 01/15/09                  65          75
   Ocean Rig Norway
     10.250%, 06/01/08                 390         340
   Parker Drilling, Ser D
      9.750%, 11/15/06                 240         220
   Plains Resources, Ser B
     10.250%, 03/15/06                 150         151
   Pride International, Cv (E)
      0.000%, 04/24/18                 330         140
                                               -------
                                                 1,096
                                               -------
PETROLEUM REFINING (1.7%)
   Orion Refining
     10.000%, 11/15/04                 397         238
                                               -------
PHARMACEUTICALS (2.6%)
   Amerisourcebergen (A)
      8.125%, 09/01/08                 120         124
   NBTY, Ser B
      8.625%, 09/15/07                 250         237
                                               -------
                                                   361
                                               -------
REAL ESTATE INVESTMENT TRUST (0.3%)
   Pinnacle Holdings
      5.500%, 09/15/07                 165          41
                                               -------

                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------------------------
RETAIL (2.9%)
   Cole National Group
      9.875%, 12/31/06                $ 80       $  79
   Dillards
      6.300%, 02/15/08                 100          85
   Finlay Enterprises
      9.000%, 05/01/08                 140         119
   JC Penney
      7.375%, 08/15/08                  55          51
   Office Depot (A)
     10.000%, 07/15/08                  75          76
                                               -------
                                                   410
                                               -------
RETAIL - FOOD (0.8%)
   Friendly Ice Cream
     10.500%, 12/01/07                  75          53
   Winn-Dixie Stores
      8.875%, 04/01/08                  65          62
                                               -------
                                                   115
                                               -------
RUBBER & PLASTIC (0.7%)
   Applied Extrusion Technology (A)
     10.750%, 07/01/11                 100         100
                                               -------
SATELLITE TELECOMMUNICATIONS (5.7%)
   Echostar Communications (A)
      5.750%, 05/15/08                 510         430
   Gilat Satellite Networks
      4.250%, 03/15/05                 135          76
   Pegasus Satellite (D)
     13.500%, 03/01/07                 525         284
                                               -------
                                                   790
                                               -------
SCIENTIFIC INSTRUMENTS (0.4%)
   Fisher Scientific International
      9.000%, 02/01/08                  50          50
                                               -------
SPECIAL PURPOSE ENTITY (0.7%)
   Heileman Acquisition (C)
      9.625%, 01/31/04                  20          --
   Pinnacle Holdings (D)
     10.000%, 03/15/08                 250          98
                                               -------
                                                    98
                                               -------

SCHEDULE OF INVESTMENTS                                       PENN CAPITAL FUNDS
September 30, 2001

                                       Face
PENN CAPITAL STRATEGIC                Amount     Value
HIGH YIELD BOND FUND                   (000)     (000)
--------------------------------------------------------------------------------
STEEL & STEEL WORKS (0.5%)
   AK Steel
      9.125%, 12/15/06                $ 75     $    73
                                               -------
TELEPHONES
   & TELECOMMUNICATIONS (8.4%)
   Lucent Technologies
      7.250%, 07/15/06                  45          36
   McCaw International (D)
     13.000%, 04/15/07                 920         175
   Microcell Telecommunications,
     Ser B (D)
     14.000%, 06/01/06                 425         208
   Nextel Partners (D)
     14.000%, 02/01/09                 250         123
   Pegasus Media and
     Communications, Ser B
     12.500%, 07/01/05                  85          77
   Ubiquitel Operating (D)
     14.000%, 04/15/10                 190          78
   US Unwired, Ser B (D)
     13.375% 11/01/09                  290         151
   Voicestream Wire Holding
     10.375%, 11/15/09                 290         326
                                               -------
                                                 1,174
                                               -------
TRANSPORTATION (1.2%)
   Allied Holdings, Ser B
      8.625%, 10/01/07                 295         112
   Tfm SA de CV (D)
     11.750%, 06/15/09                  75          59
                                               -------
                                                   171
                                               -------
TOTAL CORPORATE BONDS
   (Cost $13,951)                               11,117
                                               -------

                                    Shares
                                    ------
PREFERRED STOCKS (6.2%)
BANKS (0.5%)
   Astoria Financial, Ser B*         2,675          67
                                               -------
BROADCASTING, NEWSPAPERS
   & ADVERTISING (2.7%)
   Pegasus Satellite, PIK*           5,050         384
                                               -------


                                                 Value
                                      Shares     (000)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (1.4%)
   Cumulus Media, Ser A, PIK*      206,000     $   192
                                               -------
FINANCE (0.0%)
   Crown Castle International, PIK*      4           3
                                               -------
MACHINERY (0.0%)
   Clark Material Handling, PIK*        53          --
                                               -------
TELEPHONES
   & TELECOMMUNICATIONS (1.6%)
   Adelphia Business Solutions,
     Ser B, PIK*                         3          --
   Nextel Communications,
     Ser E, PIK*                         4          --
   Paxson Communications, PIK*          58          53
   Sprint, Cv*                       6,225         169
                                               -------
                                                   222
                                               -------
TOTAL PREFERRED STOCKS
   (Cost $942)                                     868
                                               -------

COMMON STOCKS (1.0%)
BROADCASTING, NEWSPAPERS
   & ADVERTISING (1.0%)
   Jones International Networks*    15,500         140
                                               -------
ENVIRONMENTAL SERVICES (0.0%)
   Waste Systems*                   25,800          --
                                               -------
TELEPHONES
   & TELECOMMUNICATIONS (0.0%)
   Pegasus Communications*             221           2
                                               -------
TOTAL COMMON STOCKS
   (Cost $379)                                     142
                                               -------

SCHEDULE OF INVESTMENTS                                       PENN CAPITAL FUNDS
September 30, 2001

                                       Face
PENN CAPITAL STRATEGIC                Amount     Value
HIGH YIELD BOND FUND                   (000)     (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (6.8%)
   JP Morgan Chase,
     2.750%, dated 09/28/01, matures
     10/01/01, repurchase price
     $950,169 (collateralized by
     U.S. Treasury Note, par value
     $945,000, 3.875%, matures
     07/31/03: market
     value $970,064)                $  950     $   950
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $950)                                     950
                                               -------
TOTAL INVESTMENTS (93.6%)
   (Cost $16,222)                               13,077
                                               -------
OTHER ASSETS AND LIABILITIES, NET (6.4%)           900
                                               -------
TOTAL NET ASSETS (100.0%)                      $13,977
                                               =======

*NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THE PROGRAM OR OTHER "ACCREDITED INVESTORS".
(B) SECURITY IN DEFAULT ON INTEREST PAYMENTS.
(C) SECURITY IN DEFAULT ON INTEREST AND PRINCIPAL PAYMENTS.
(D) DELAYED INTEREST (STEP-BONDS) -- REPRESENTS SECURITIES THAT REMAIN ZERO-COUPON SECURITIES UNTIL A PREDETERMINED DATE AT WHICH TIME THE STATED COUPON RATE BECOMES EFFECTIVE AND INTEREST BECOMES PAYABLE AT REGULAR INTERVALS. THE INTEREST RATE DISCLOSED REPRESENTS THE YIELD AT SEPTEMBER 30, 2001, BASED UPON THE ESTIMATED TIMING AND AMOUNT OF FUTURES INTEREST AND PRINCIPAL PAYMENTS.
(E) -- ZERO COUPON BOND
CV -- CONVERTIBLE
LLC -- LIMITED LIABILITY CORPORATION
PIK -- PAYMENT-IN-KIND
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)                     PENN CAPITAL FUNDS
September 30, 2001



                                                                                           PENN CAPITAL STRATEGIC
                                                                                            HIGH YIELD BOND FUND
                                                                                           ----------------------
Assets:
   Investment Securities at Market Value (Cost $16,222).......................                     $13,077
   Cash.......................................................................                          12
   Receivable for Investment Securities Sold .................................                         695
   Accrued Income ............................................................                         335
------------------------------------------------------------------------------------------------------------------
     Total Assets ............................................................                      14,119
------------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Investment Securities Purchased................................                           3
   Accrued Expenses...........................................................                          21
   Income Distribution Payable................................................                         118
------------------------------------------------------------------------------------------------------------------
     Total Liabilities .......................................................                         142
------------------------------------------------------------------------------------------------------------------
     Total Net Assets ........................................................                     $13,977
------------------------------------------------------------------------------------------------------------------
Net Assets:
   Portfolio shares (unlimited authorization--no par value) based on
     2,546,589 outstanding shares of beneficial interest .....................                      27,822
   Accumulated Net Realized Loss on Investments ..............................                     (10,700)
   Net Unrealized Depreciation on Investments ................................                      (3,145)
------------------------------------------------------------------------------------------------------------------
     Total Net Assets ........................................................                     $13,977
==================================================================================================================
Net Asset Value, Offering and Redemption Price Per Share .....................                       $5.49
==================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                 PENN CAPITAL FUNDS
September 30, 2001


                                                                                           PENN CAPITAL STRATEGIC
                                                                                            HIGH YIELD BOND FUND
                                                                                           ----------------------
Investment Income:
   Interest ..................................................................                  $ 2,055
   Dividends..................................................................                       93
-----------------------------------------------------------------------------------------------------------------
     Total Investment Income..................................................                    2,148
-----------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..................................................                      100
   Administrator Fees ........................................................                       65
   Custodian Fees ............................................................                        7
   Transfer Agent Fees .......................................................                       20
   Professional Fees .........................................................                       17
   Registration Fees .........................................................                       12
   Pricing Fees ..............................................................                        6
   Printing Fees .............................................................                       13
   Amortization of Deferred Organizational Costs..............................                       11
-----------------------------------------------------------------------------------------------------------------
     Total Expenses ..........................................................                      251
-----------------------------------------------------------------------------------------------------------------
   Less:
     Waiver of Investment Advisory Fees.......................................                     (100)
     Reimbursement by Investment Advisor......................................                      (28)
-----------------------------------------------------------------------------------------------------------------
     Total Net Expenses.......................................................                      123
-----------------------------------------------------------------------------------------------------------------
         Net Investment Income ...............................................                    2,025
-----------------------------------------------------------------------------------------------------------------
   Net Realized Loss From Securities Sold ....................................                   (4,997)
   Net Unrealized Depreciation
     of Investment Securities ................................................                   (2,864)
-----------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Loss
     on Investments ..........................................................                   (7,861)
-----------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
     from Operations .........................................................                  $(5,836)
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                      PENN CAPITAL FUNDS
For the Years Ended September 30,

                                                                                     PENN CAPITAL STRATEGIC
                                                                                      HIGH YIELD BOND FUND
                                                                                   ---------------------------
                                                                                     2001            2000
--------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ...................................................      $  2,025         $ 3,292
   Net Realized Loss on Securities Sold.....................................        (4,997)         (2,440)
   Net Unrealized Depreciation of
     Investment Securities .................................................        (2,864)            (94)
--------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
       from Operations .....................................................        (5,836)            758
--------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ...................................................        (2,024)         (3,293)
--------------------------------------------------------------------------------------------------------------
     Total Distributions ...................................................        (2,024)         (3,293)
--------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued .............................................         3,230          10,079
   Shares Issued in Lieu of Cash Distributions..............................           668           1,531
   Cost of Shares Redeemed..................................................       (14,621)        (18,437)
--------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Capital Share Transactions.............................................       (10,723)         (6,827)
--------------------------------------------------------------------------------------------------------------
     Total Decrease in Net Assets ..........................................       (18,583)         (9,362)
--------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period....................................................        32,560          41,922
--------------------------------------------------------------------------------------------------------------
     End of Period(1).......................................................      $ 13,977         $32,560
==============================================================================================================
Shares Issued and Redeemed:
   Issued ..................................................................           484           1,159
   Issued in Lieu of Cash Distributions.....................................           100             174
   Redeemed.................................................................        (2,058)         (2,068)
--------------------------------------------------------------------------------------------------------------
   Net Decrease in Shares...................................................        (1,474)           (735)
--------------------------------------------------------------------------------------------------------------

(1) Includes undistributed net investment income (loss) and/or distributions in excess of net investment income (000) of $0 and $(1), as of September 30, 2001, and September 30, 2000, respectively.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                          PENN CAPITAL FUNDS


For a share outstanding throughout the periods ended September 30,




                                                                                                           Ratio of Total
                                                                                                              Expenses
          Net              Realized and                   Net               Net               Ratio of Net   to Average
         Asset              Unrealized  Distributions    Asset            Assets     Ratio of   Investment   Net Assets
         Value      Net        Loss       from Net       Value              End    Net Expenses   Income     (Excluding
       Beginning Investment     on       Investment       End     Total  of Period  to Average  to Average   Waivers and
       of Period  Income    Investments    Income      of Period Return+   (000)    Net Assets  Net Assets  Reimbursements)
----------------------------------------------------------------------------------------------------------------------------
-------------------------------------------
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
-------------------------------------------
2001    $ 8.10    $0.78      $(2.61)      $(0.78)       $5.49    (23.66)%  $13,977     0.68%       11.18%       1.38%
2000      8.82     0.79       (0.72)       (0.79)        8.10      0.56     32,560     0.68         8.94        1.04
1999(2)   8.91     0.83       (0.09)       (0.83)        8.82      8.65     41,922     0.68         9.11        1.14
1998(1)  10.00     0.37       (1.09)       (0.37)        8.91     (7.23)    17,842     0.68        10.04        2.09



         Ratio of Net
          Investment
          Income to
            Average
          Net Assets
          (Excluding    Portfolio
         Waivers and     Turnover
        Reimbursements)    Rate
----------------------------------
-------------------------------------------
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
-------------------------------------------
2001       10.48%        85.80%
2000        8.58         76.00
1999(2)     8.65         96.98
1998(1)     8.63         29.19

  + Total return is for the period indicated and has not been annualized.
(1) Commenced operations on February 27, 1998. All ratios for the period have been annualized.
(2) On January 25, 1999, shareholders of the Alpha Select Penn Capital Strategic High Yield Bond Fund approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Penn Capital Strategic High Yield Bond Fund.
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                 PENN CAPITAL FUNDS
September 30, 2001


1.  ORGANIZATION:
TURNER FUNDS (formerly TIP Funds) (the "Trust") a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 22 portfolios. The financial statements included herein are for the Penn Capital Strategic High Yield Bond Fund, (the "Fund"). The financial statements of the remaining portfolios are presented separately. The Fund is registered to offer two classes of shares, Institutional Shares and Adviser Shares. As of September 30, 2001, the Adviser Shares had not yet commenced operations. The assets of the Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Subject to the foregoing, other securities for which quotations are not readily available or securities whose market quotations do not reflect market value, are valued at fair value as determined in good faith by the Board of Trustees. As of September 30, 2001, Jones International Networks (Common Stock) is being valued under this method.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Income from payment-in-kind and step-up bonds is recorded based on the effective interest method. The cost of these securities has been adjusted to reflect in-kind interest income. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

NOTES TO FINANCIAL STATEMENTS (Continued)                     PENN CAPITAL FUNDS
September 30, 2001


     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is at least 102%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     EXPENSES -- Expenses that are directly related to a Fund are charged to that Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly to Shareholders. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Distributions from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants "(AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Fund does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3.   ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
Organization costs have been capitalized by the Fund and are being amortized over a period of sixty months. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

NOTES TO FINANCIAL STATEMENTS (Concluded)                     PENN CAPITAL FUNDS
September 30, 2001



4.  ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee. For these administrative services, the Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annual rate of .09% of the Trust's average daily net assets up to $250 million, .07% on the next $250 million, .06% on the next $250 million, .05% on the next $1.25 billion and
 .04% of such assets in excess of $2 billion.

The Fund is subject to a minimum annual fee of $65,000 for the first class of shares and $15,000 for each additional class of shares, which may be reduced at the sole discretion of the Administrator.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated April 28, 1996. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AGREEMENT:
For its services, Penn Capital Management Company, Inc. (the "Adviser") is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .55% of the average daily net assets of the Strategic High Yield Bond Fund. The Adviser has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Strategic High Yield Bond Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than .68%. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time.

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales other than short-term investments for the period ended September 30, 2001, are as follows:

                                PENN CAPITAL STRATEGIC
                                 HIGH YIELD BOND FUND
                                         (000)
                                ----------------------
Purchases ......................       $14,641
Sales                                   26,423

At September 30, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at September 30, 2001, are as follows:

                                PENN CAPITAL STRATEGIC
                                 HIGH YIELD BOND FUND
                                         (000)
                                ----------------------
Aggregate gross unrealized
   appreciation ................      $   220
Aggregate gross unrealized
   depreciation ................       (3,365)
                                      -------
Net unrealized depreciation ....      $(3,145)
                                      =======

For Federal income tax purposes the Fund had capital loss carryforwards of $1,140,491, $2,915,701 and $2,590,273 at September 30, 2001 which may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2007, 2008 and 2009, respectively.

NOTES TO FINANCIAL STATEMENTS (Concluded)                     PENN CAPITAL FUNDS
September 30, 2001


7.  CONCENTRATION OF CREDIT RISK
The Strategic High Yield Bond Fund invests primarily in fixed income securities that are not rated or that are rated below investment grade (I.E., Ba1 or lower rating by Moody's and/or BB+ or lower by S&P), including securities of issuers subject to proceedings under the Federal Bankruptcy Code. The market for such securities is relatively inefficient due to its complexity and the limited availability of information on such securities.

REPORT OF INDEPENDENT AUDITORS                                PENN CAPITAL FUNDS
September 30, 2001


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
TURNER FUNDS -- PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND

We have audited the accompanying statement of assets and liabilities of the Turner Funds - Penn Capital Strategic High Yield Bond Fund (the "Fund"), including the schedule of investments, as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Turner Funds - Penn Capital Strategic High Yield Bond Fund at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                          /S/ERNST & YOUNG LLP


Philadelphia, Pennsylvania
November 9, 2001

                             NOTICE TO SHAREHOLDERS
                                       OF
                               PENN CAPITAL FUNDS
                                   (UNAUDITED)


For shareholders that do not have a September 30, 2001 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2001 taxable year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2001, each portfolio is designating the following items with regard to distributions paid during the year.


                                  LONG TERM
                                  (20% RATE)         ORDINARY
                                 CAPITAL GAIN         INCOME         TAX EXEMPT
           PORTFOLIO             DISTRIBUTIONS     DISTRIBUTIONS      INTEREST
           ---------             -------------     -------------     ----------
Strategic High Yield Bond ......     0.00%            100.00%           0.00%


                                      TOTAL          QUALIFYING
           PORTFOLIO              DISTRIBUTIONS     DIVIDENDS (1)
           ---------              -------------     ------------
Strategic High Yield Bond ......     100.00%            0.82%


-----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions".

TRUST
Turner Funds
P.O. Box 219805
Kansas City, MO 64121-9805


INVESTMENT ADVISER
Penn Capital Management Company, Inc.


DISTRIBUTOR
SEI Investments Distribution Co.


ADMINISTRATOR
SEI Investments Mutual Funds Services


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


INDEPENDENT AUDITORS
Ernst & Young LLP


To open an account, receive account information, make inquiries, or request literature:
1-800-224-6312





THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE PENN CAPITAL FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION.

PEN-F-006-04000